Intangible Assets - Summary of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	$ 2,096,668	$ 1,890,297
Balance, End of Year	1,527,731	2,096,668
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	13,022,502	12,275,548
Additions	1,711
Effect of change in consolidated entities		750,760
Effect of change in exchange rate	(7,140)	(3,806)
Balance, End of Year	13,017,073	13,022,502
Gross carrying amount [member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	600,324
Effect of change in consolidated entities		600,324
Balance, End of Year	600,324	600,324
Gross carrying amount [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	150,436
Effect of change in consolidated entities		150,436
Balance, End of Year	150,436	150,436
Gross carrying amount [member] | Patent and technology fee [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	12,271,742	12,275,548
Additions	1,711
Effect of change in exchange rate	(7,140)	(3,806)
Balance, End of Year	12,266,313	12,271,742
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	10,925,834	10,385,251
Additions	564,686	540,969
Effect of change in exchange rate	(1,178)	(386)
Balance, End of Year	11,489,342	10,925,834
Accumulated depreciation, amortisation and impairment [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	22,565
Additions	127,871	22,565
Balance, End of Year	150,436	22,565
Accumulated depreciation, amortisation and impairment [member] | Patent and technology fee [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	10,903,269	10,385,251
Additions	436,815	518,404
Effect of change in exchange rate	(1,178)	(386)
Balance, End of Year	$ 11,338,906	$ 10,903,269